Stock Plans, Share-Based Payments and Warrants (Details Textual) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended														12 Months Ended
	Mar. 10, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Aug. 31, 2009 Class D Warrant [Member]	Jun. 30, 2009 Class D Warrant [Member]	Dec. 31, 2012 Class D Warrant [Member]	Dec. 31, 2007 Class D Warrant [Member]	Dec. 31, 2007 Class D Warrant Lambda [Member]	Dec. 31, 2007 Class D Warrant Other [Member]	Jun. 30, 2009 Placement Agent Warrant [Member]	Dec. 31, 2007 Placement Agent Warrant [Member]	Jul. 24, 2009 July Two Thousand Nine Warrant [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrant [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrant [Member]	Mar. 10, 2011 Lambda Investor [Member]	Dec. 31, 2012 Lambda Investor [Member] Class D Warrant [Member]	Dec. 31, 2007 National Securities Corporations [Member]	Dec. 31, 2007 Dinosaur Securities Llc [Member]	Dec. 31, 2012 Ceo Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member]	Dec. 31, 2012 2000 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 2000 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2012 2000 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2011 2000 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2011 2004 Plan [Member]	Jan. 31, 2011 2004 Plan [Member]	Jun. 30, 2008 2004 Plan [Member]	May 31, 2007 2004 Plan [Member]	Jun. 30, 2005 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 2004 Plan [Member] Employee Stock Option [Member]	Dec. 31, 2012 2004 Plan [Member] Non Employee Stock Options [Member]	Dec. 31, 2011 2004 Plan [Member] Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance																								106,538							1,990,717	134,849	65,000	40,000
Options outstanding					2,294,714	747,164																			7,230	7,230	2,053	2,053							1,316,628	443,128	637,253	294,753
Immediate vesting period																																			2 years	2 years	2 years	2 years
Straight line vesting period																																			4 years	4 years	4 years	4 years
Shares available for future grants																													19,904	1,235,904
Shares issued																							331,550
Stock options life					10 years
Share-based compensation expense			$ 300,000	$ 335,000	$ 443,000	$ 256,000
Stock based compensation expense per share					0.04	0.03
Fair value of options vested					506,000	249,000
Shares, Options granted			176,875		1,547,550	702,500
Weighted-average fair value of options granted					$ 1.03	$ 0.45
Intrinsic value of options outstanding					793,000	126,000
Intrinsic value of options vested or expected to vest					768,000	121,000
Weighted-average remaining contractual life of options vested or expected to vest					8 years 10 months 24 days	9 years 1 month 6 days
Unrecognized compensation cost related to non-vested options					1,074,000
Weighted average remaining requisite service period for unrecognized compensation cost			2 years 6 months		3 years
Exercise price of outstanding warrants		0.40			0.45	0.45									14.10	22.40
Shares purchased through warrant	4,590,171										455,628	359,541	96,087	87,819	87,819				2,782,577
Proceeds from Issuance of Warrants											3,763,000				1,047,000	1,251,000
Warrants Exercised		14,879,708	2,248,222							161,708				81,335			1,096,313	436,668
Warrants cancelled						7,372,348
Warrants outstanding	4,964,854				14,679,971	16,452,368														8,806,575
Common stock, shares issued		687,793						54,561						36,913
Outstanding warrants exercised										352,034
Proceeds from the exercise of warrants			248,000		503,000	174,000				65,000							438,000	174,000
Warrants Exercised Under Cashless Exercise Provision									86,150	190,326
Warrants Issued, Shares																33,629
Warrants Issued As Percentage Of Common Stock Purchased																50.00%
Cash Fee, Percentage							8.00%														6.25%	1.75%
Percentage Of Company's Common Stock Available For Purchase To Placement Agents							10.00%
Common stock distributed private placement																67,258
Common stock sold, price per share																$ 18.60
Gross proceeds from private placement	3,200,000																		1,200,000
Net proceeds from private placement	2,300,000																		537,000
Subscribed units	4,964,854
Per unit purchase price	$ 0.40																		$ 0.40
Proceeds from the sale of rights, approximate	2,000,000
Private placement sale of common stock, shares																			3,009,711
Number Of Shares Per Unit																			1
Number Of Shares Per Warrant																			0.924532845
Due to Lambda																			$ 666,650
Stockholders Equity, Reverse Stock Split						1:20